Asset Acquisitions - Schedule of BRB Acquisition (Details)	Aug. 18, 2023 USD ($) $ / shares shares
Asset Acquisition [Line Items]
Asset acquisition, share price (in dollars per share) | $ / shares	3.975
Bird Rock Bio Sub, Inc. (BRB)
Asset Acquisition [Line Items]
Common stock	$ 21,609,586
Total consideration	21,609,586
IPR&D asset	21,215,214
Cash and cash equivalents	1,076,740
Prepaid Expenses	4,800
Accounts payable	(73,473)
Other current liabilities	(613,695)
Total net assets acquired	$ 21,609,586
Asset acquisition, equity interest issued or issuable, number of shares (in shares) | shares	5,436,378